Offerings - Offering: 1	May 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	2,778,507
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 4,167,760.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 575.57
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder.

As described in greater detail in the prospectus contained in this registration statement, the Class A Ordinary Shares to be offered for resale by selling shareholders include an aggregate of 2,778,507 Class A Ordinary Shares.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act, based upon the average of the high ($1.56) and low ($1.44) prices of the Class A Ordinary Shares as reported on the Nasdaq Capital Market on May 22, 2026, which is a date within five business days prior to the filing date of this registration statement.